UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004

Check here if Amendment [    ]; Amendment Number:
This Amendment  (Check only one.) :  [    ]  is a restatement.
                                     [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Davidson Trust Co.
Address:        8 Third Street North
                Great Falls, MT  59401

13F File Number: 28-10302

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		John M. Barger, CTFA
Title:		Acting President, Senior Trust Officer
Phone:		801-333-3136

Signature, Place, and Date of Signing:



______________________________     _________________________     ______________
         [Signature]                     [City, State]              [Date]

        John M. Barger               Salt Lake city, Utah        March 31, 2004

Report Type  (Check only one.):

[ ]          13F HOLDINGS REPORT.

[ ]          13F NOTICE.

[X]          13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number	Name
--------------------    ------------------------------
28-10301		Davidson Investment Advisors

FORM 13F  SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	          None

Form 13F Information Table Entry Total:             44

Form 13F Information Table Value Total:    $19,360,000


List of Other Included Managers:		  None

FORM 13F INFORMATION TABLE

            COLUMN1                 COLUMN2      COLUMN3  COLUMN4       COLUMN5      COLUMN6    COLUMN7             COLUMN8
______________________________ ________________ _________ ________ _________________ _______ ____________ __________________________
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT     OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101 457      5596     SH       SOLE                 5596
ALBERTSONS INC.                COM              013104104 377      17035    SH       SOLE                 17035
ALTRIA GROUP INC               COM              02209S103 313      5755     SH       SOLE                 5755
BANK OF AMERICA CORP           COM              060505104 301      3734     SH       SOLE                 3734
BAXTER INTERNATIONAL CORP.     COM              071813109 231      7528     SH       SOLE                 7528
BP PLC ADS                     COM              055622104 365      7146     SH       SOLE                 7146
BRISTOL MYERS SQUIBB COMPANY   COM              110122108 211      8750     SH       SOLE                 8750
CENDANT CORP                   COM              151313103 380      15623    SH       SOLE                 15623
CHEVRONTEXACO CORP             COM              166764100 504      5755     SH       SOLE                 5755
COCA-COLA CO                   COM              191216100 291      5800     SH       SOLE                 5800
CONAGRA FOODS INC              COM              205887102 210      7830     SH       SOLE                 7830
CONOCOPHILLIPS                 COM              20825C104 312      4480     SH       SOLE                 4480
COOPER INDUSTRIES LTD CL A     COM              G24182100 260      4565     SH       SOLE                 4565
DIEBOLD INC                    COM              253651103 219      4580     SH       SOLE                 4580
DISNEY WALT PRODUCTIONS        COM              254687106 337      13527    SH       SOLE                 13527
DOW CHEMICAL                   COM              260543103 301      7480     SH       SOLE                 7480
EMERSON ELECTRIC COMPANY       COM              291011104 234      3920     SH       SOLE                 3920
EXXON MOBIL CORPORATION        COM              30231G102 2123     51076    SH       SOLE                 51076
GENERAL ELECTRIC COMPANY       COM              369604103 3403     111512   SH       SOLE                 111512
GLACIER BANCORP INC (NEW)      COM              37637Q105 349      10843    SH       SOLE                 10843
INTEL CORP                     COM              458140100 317      11690    SH       SOLE                 11690
JOHNSON & JOHNSON              COM              478160104 459      9069     SH       SOLE                 9069
JP MORGAN CHASE & CO           COM              46625H100 243      5807     SH       SOLE                 5807
KEY TRONIC CORP                COM              493144109 26       10270    SH       SOLE                 10270
MERCK & COMPANY, INC.          COM              589331107 378      8565     SH       SOLE                 8565
MGIC INVESTMENT CORP           COM              552848103 257      4005     SH       SOLE                 4005
MICRON TECHNOLOGY INC          COM              595112103 287      17190    SH       SOLE                 17190
MICROSOFT CORP.                COM              594918104 266      10732    SH       SOLE                 10732
MOTOROLA INC                   COM              620076109 357      20355    SH       SOLE                 20355
NEXTEL COMMUNICATIONS INC CL A COM              65332V103 297      12080    SH       SOLE                 12080
PFIZER INC.                    COM              717081103 599      17097    SH       SOLE                 17097
PLUM CREEK TIMBER COMPANY REIT COM              729251108 402      12403    SH       SOLE                 12403
ROYAL DUTCH PETROLEUM CO       COM              780257804 242      5100     SH       SOLE                 5100
SBC COMMUNICATIONS             COM              78387G103 347      14194    SH       SOLE                 14194
SPX CORP                       COM              784635104 214      4720     SH       SOLE                 4720
SUN LIFE FINANCIAL INC         COM              866796105 350      13059    SH       SOLE                 13059
TARGET CORP                    COM              87612E106 244      5425     SH       SOLE                 5425
TIMKEN CO.                     COM              887389104 215      9300     SH       SOLE                 9300
UNITED TECHNOLOGIES CORPORATIO COM              913017109 419      4866     SH       SOLE                 4866
VERIZON COMMUNICATIONS         COM              92343V104 424      11636    SH       SOLE                 11636
WASHINGTON MUTUAL INC          COM              939322103 277      6498     SH       SOLE                 6498
WELLS FARGO & CO (NEW)         COM              949746101 1035     18293    SH       SOLE                 18293
WILMINGTON TRUST CORPORATION   COM              971807102 208      5595     SH       SOLE                 5595
XEROX CORPORATION              COM              984121103 319      21930    SH       SOLE                 21930